Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 76,808	$ 84,465
Down payments from clients	5,344	11,169
Other accounts payable	54,384	44,596
Total	$ 136,536	$ 140,230